Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2024
EBP 001 [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

CULP, INC. EMPLOYEES’ RETIREMENT BUILDER PLAN

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

EIN: 56-1001967

PLAN NUMBER: 001

December 31, 2024

(a)	(b) Borrower, Lessor or Similar Party	(c) Description of Investment		(d) Cost **	Value
	MFS Moderate Allocation Fund	306,024	units	—	5,878,728
	Franklin Dynatech Fund	31,866	units	—	5,564,076
	MFS Value Fund	94,657	units	—	4,584,226
	MFS Total Return Fund	195,999	units	—	3,706,350
	Invesco Stable Value Trust Fund	3,472,715	units	—	3,472,715
	MFS Growth Allocation Fund	105,810	units	—	2,544,734
	MFS Core Equity Fund	47,787	units	—	2,415,137
	MFS Aggressive Growth Allocation Fund	61,297	units	—	1,819,304
	American Century Mid Cap Value Fund	110,291	units	—	1,707,307
	MFS International Diversification Fund	74,553	units	—	1,681,927
	JP Morgan Small Cap Growth Fund	73,963	units	—	1,308,398
	MassMutual Select T. Rowe Price Retirement 2035 Fund	81,750	units	—	1,305,549
	Pioneer Bond Fund	138,422	units	—	1,136,444
	MassMutual Select T. Rowe Price Retirement 2045 Fund	56,022	units	—	931,083
	DWS RREEF Real Estate Securities Fund	39,430	units	—	856,030
	MFS Corporate Bond Fund	67,579	units	—	826,487
	MassMutual Select T. Rowe Price Retirement 2055 Fund	34,266	units	—	581,500
	MassMutual Select T. Rowe Price Retirement 2030 Fund	37,152	units	—	566,201
	Lord Abbett Bond Debenture Fund	70,197	units	—	499,806
	MassMutual Select T. Rowe Price Retirement 2050 Fund	27,798	units	—	452,003
	MassMutual Select T. Rowe Price Retirement 2015 Fund	29,134	units	—	419,818
	MassMutual Select T. Rowe Price Retirement 2040 Fund	26,026	units	—	402,100
	MFS Conservative Allocation Fund	24,464	units	—	398,268
	MassMutual Select T. Rowe Price Retirement 2060 Fund	20,346	units	—	371,311
	MassMutual Select T. Rowe Price Retirement 2025 Fund	8,193	units	—	120,356
	MassMutual Select T. Rowe Price Retirement 2020 Fund	15	units	—	211
	Fidelity Colchester Street Trust Government Portfolio	43,493	units	—	43,493
*	Culp, Inc. Common Stock	196,376	units	—	1,153,883
					$44,747,445

*Indicates party-in-interest.

**Cost information omitted for participant-directed investments.